Employee Benefits - Summary of Employee Benefit Plans' Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	$ 81	$ 102	$ 244	$ 305
Net interest cost on net defined benefit liability	(3)	2	(9)	6
Past service cost (credit)	1		1
Defined benefit administrative expenses	3	2	8	7
Total expense	82	106	244	318
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	4	11	12
Net interest cost on net defined benefit liability	5	4	15	13
Total expense	9	8	26	25
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	7	7
Net interest cost on net defined benefit liability	8	7	24	22
Past service cost (credit)		1	2	(2)
Defined benefit administrative expenses	2	1	5	3
Total expense	$ 12	$ 11	$ 38	$ 30